Note 7 - Subordinated Notes Payable	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

7. Subordinated notes payable:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, maturing May 2031. The notes bore interest at a fixed contractual rate of 5.00% until April 30, 2026, after which the coupon rate reset to 5.92%, based on a CORRA-derived reference rate plus 3.61%, payable quarterly in arrears. The effective interest rate was 5.38% during the fixed-rate period and 6.31% during the three-month floating-rate period ending July 31, 2026.	$103,793	$103,516	$102,148

	$103,793	$103,516	$102,148